S000028694 [Member] Average Annual Total Returns	12 Months Ended	60 Months Ended	82 Months Ended	120 Months Ended	188 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Blended Benchmark (consisting of 46% Russell 3000® Index, 35% Bloomberg U.S. Aggregate Bond Index and 19% MSCI EAFE Index (Net)) (reflects reinvested dividends net of withholding taxes on the MSCI EAFE Index portion of the Blended Benchmark, and for all indexes reflects no deductions for fees, expenses or other taxes)
Prospectus [Line Items]
Average Annual Return, Percent	16.30%	7.67%		8.98%
Bloomberg U.S. Aggregate Bond Index (reflects no deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	7.30%	(0.36%)		2.01%
MSCI EAFE Index (Net) (reflects reinvested dividends net of withholding taxes but reflects no deductions for fees, expenses or other taxes)
Prospectus [Line Items]
Average Annual Return, Percent	31.22%	8.92%		8.18%
Russell 3000® Index (reflects no deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	17.15%	13.15%		14.29%
Variable Portfolio - Moderately Aggressive Portfolio Class 2
Prospectus [Line Items]
Average Annual Return, Percent	15.71%	6.44%		7.71%
Performance Inception Date					May 07, 2010
Variable Portfolio - Moderately Aggressive Portfolio Class 4
Prospectus [Line Items]
Average Annual Return, Percent	15.68%	6.44%		7.71%
Performance Inception Date					May 07, 2010
Variable Portfolio - Moderately Aggressive Portfolio Class 1
Prospectus [Line Items]
Average Annual Return, Percent	15.97%	6.71%		7.89%
Performance Inception Date			Feb. 20, 2019